Segmented information - Revenue by Services and Products (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of products and services [line items]
Total services	$ 5,040	$ 4,800	$ 10,008	$ 9,818
Total products	658	554	1,396	1,176
Total operating revenues	5,698	5,354	11,404	10,994
Wireless
Disclosure of products and services [line items]
Total services	1,569	1,481	3,072	3,016
Total products	546	428	1,130	915
Wireline data
Disclosure of products and services [line items]
Total services	1,944	1,916	3,909	3,807
Total products	101	113	245	236
Wireline voice
Disclosure of products and services [line items]
Total services	794	863	1,597	1,735
Media
Disclosure of products and services [line items]
Total services	666	482	1,289	1,140
Other wireline services
Disclosure of products and services [line items]
Total services	67	58	141	120
Wireline equipment and other
Disclosure of products and services [line items]
Total products	$ 11	$ 13	$ 21	$ 25